Business Combination (Details 3) - USD ($) $ in Thousands	7 Months Ended	9 Months Ended
	Jul. 19, 2016	Sep. 30, 2016	Jul. 20, 2016
Limbach [Member]
Business Acquisition [Line Items]
Total	$ 21,010		$ 21,010
Trade Names [Member] | Limbach [Member]
Business Acquisition [Line Items]
Trade name	9,960
BackLog - Construction [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life		2 years 6 months
BackLog - Construction [Member] | Limbach [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure	$ 5,200
Finite-Lived Intangible Asset, Useful Life	2 years 6 months
BackLog - Service [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life		1 year
BackLog - Service [Member] | Limbach [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure	$ 920
Finite-Lived Intangible Asset, Useful Life	1 year
Customer Relationships - Service [Member] | Limbach [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure	$ 4,930
Finite-Lived Intangible Asset, Useful Life	15 years